UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Short Term Municipal Bond Fund

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 96.9%

	MUNICIPAL BONDS – 95.0%

	Alabama – 0.1%

$1,000	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Series 2008, 1.625%, 7/15/34 (Mandatory put 10/02/18)	No Opt. Call	A1	$1,003,350

	Alaska – 0.9%

	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
2,535	5.000%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	Baa2	2,679,723
1,660	5.000%, 1/01/20 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,793,514

1,350	Alaska State, International Airport System Revenue Bonds, Refunding Series 2016C, 5.000%, 10/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,497,501

35	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 4.625%, 6/01/23	3/17 at 100.00	Ba2	35,174
5,580	Total Alaska			6,005,912

	Arizona – 5.2%

2,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Refunding Series 2012A, 5.000%, 2/01/19	No Opt. Call	BBB+	2,560,296

660	Creighton Elementary School District 14, Maricopa County, Arizona, General Obligation Bonds, Series 2014B, 3.000%, 7/01/18	No Opt. Call	A1	676,163

1,545	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2010, 5.000%, 5/15/19	No Opt. Call	A+	1,654,278

	Kyrene Elementary School District 28, Maricopa County, Arizona, School Improvement Bonds, Project 2010, Series 2013B:
1,500	3.000%, 7/01/18	No Opt. Call	Aa1	1,543,380
1,775	4.000%, 7/01/19	No Opt. Call	Aa1	1,893,464

450	Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series 2013, 4.000%, 7/01/17	No Opt. Call	AA	455,576

2,045	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.000%, 7/01/17 (ETM)	No Opt. Call	A (4)	2,079,949

1,500	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 5.000%, 1/01/20	No Opt. Call	AA–	1,650,165

1,100	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, School Improvement, Series 2014, 2.000%, 7/01/18	No Opt. Call	AA–	1,114,806

6,245	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/17	No Opt. Call	A+	6,350,915

1,495	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	1,520,236

1,370	Pima County Regional Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Regional Transportation Fund, Series 2014, 5.000%, 6/01/18	No Opt. Call	AA+	1,443,733

1,260	Pima County Unified School District 12 Sunnyside, Arizona, General Obligation Bonds, School Improvement Project 2011, Series 2014D, 2.000%, 7/01/18 – AGM Insured	No Opt. Call	AA	1,275,889

NUVEEN	1

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Arizona (continued)

$3,195	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014, 3.000%, 8/01/19	No Opt. Call	AA	$3,315,611

1,195	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/18	No Opt. Call	AA+	1,267,298

1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.250%, 12/01/20	No Opt. Call	BBB+	1,327,740

1,070	Sun Devil Energy LLC, Arizona, Revenue Refunding Bonds, Arizona State University Project, Series 2008, 5.000%, 7/01/18	No Opt. Call	AA–	1,126,464

1,325	Vistancia Community Facilities District, Peoria, Arizona, General Obligation Bonds, Refunding Series 2015, 4.000%, 7/15/18	No Opt. Call	A1	1,372,925

455	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Refunding Series 2014, 4.000%, 7/01/18	No Opt. Call	Aa3	472,709

500	Yuma County Elementary School District 1, Arizona, General Obligation Bonds, School Improvement Project 2014, Series 2015A, 4.000%, 7/01/18 – BAM Insured	No Opt. Call	AA	519,245

830	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/19	No Opt. Call	A–	895,628
33,115	Total Arizona			34,516,470

	Arkansas – 0.8%

3,280	North Little Rock Health Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 1996B, 5.375%, 12/01/19 (Pre-refunded 12/01/18)	12/18 at 100.00	A+ (4)	3,530,297

1,535	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 11/01/19	No Opt. Call	Aa2	1,684,524
4,815	Total Arkansas			5,214,821

	California – 3.4%

715	Calexico Community Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Central Business District and Residential Redevelopment Project Area, Refunding Series 2014, 5.000%, 8/01/18 – AGM Insured	No Opt. Call	AA	756,277

2,095	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013B, 5.000%, 7/01/43 (Mandatory put 10/17/17)	No Opt. Call	AA–	2,153,157

	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
670	5.000%, 8/01/19	No Opt. Call	BBB	712,880
550	5.000%, 8/01/20	No Opt. Call	BBB	593,747

2,875	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Substance Abuse Treatment Facility & Corcoran II State Prison, Series 2014G, 5.000%, 1/01/20	No Opt. Call	A+	3,171,499

1,020	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014C, 2.500%, 8/01/20	4/17 at 100.00	AA–	1,020,877

175	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014D, 4.750%, 8/01/20	4/17 at 100.00	N/R	175,065

1,365	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1, Refunding Series 2014A, 4.000%, 10/01/17	No Opt. Call	A	1,389,816

2,135	Cathedral City Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Area, Series 2014A, 4.000%, 8/01/17	No Opt. Call	BBB+	2,166,790

2	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	California (continued)

$500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Senior Lien Series 2013A, 4.000%, 9/01/17	No Opt. Call	A–	$508,440

475	Fontana, California, Community Facilities District No. 22, Special Tax Refunding Bonds, Sierra Hills South, Series 2014, 4.000%, 9/01/17	No Opt. Call	N/R	482,724

905	Fresno, California, Airport Revenue Bonds, Refunding Series 2013B, 4.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	Baa1	915,643

	Orange City, California, Special Tax Bonds, Community Facilities District 91-2, Serrano Heights Public Improvements, Refunding Series 2013:
360	3.000%, 10/01/17	No Opt. Call	A	364,658
300	4.000%, 10/01/18	No Opt. Call	A	313,458

940	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 9/01/17 – BAM Insured	No Opt. Call	AA	956,224

275	Rio Elementary School District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2014, 4.000%, 9/01/18	No Opt. Call	N/R	285,390

510	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2013A, 5.000%, 6/01/18	No Opt. Call	AA+	537,938

420	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Refunding Series 2014A, 5.000%, 8/01/18 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	441,189

350	San Benito Health Care District, San Benito County, California, Revenue Bonds, Refunding Series 2013, 4.000%, 3/01/18	No Opt. Call	AA–	360,630

1,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Refunding Series 2016C, 5.000%, 8/01/21	No Opt. Call	A–	1,137,560

200	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A, 5.000%, 8/01/17	No Opt. Call	A–	204,046

600	Santa Cruz County Redevelopment Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014, 5.000%, 9/01/18 – BAM Insured	No Opt. Call	AA	636,360

815	South Orange County Public Financing Authority, California, Special Tax Revenue Bonds, Ladera Ranch, Refunding Series 2014A, 4.000%, 8/15/17	No Opt. Call	BBB+	826,369

970	Sulphur Springs Union School District, Los Angeles County, California, General Obligation Bonds, Anticipation Notes Series 2014A, 0.000%, 1/01/18 (ETM)	No Opt. Call	N/R (4)	961,784

280	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Refunding Series 2014A, 4.000%, 8/01/18 – BAM Insured	No Opt. Call	AA	292,054

985	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 5.000%, 12/01/18	No Opt. Call	A+	1,050,729

260	Val Verde Unified School District Financing Authority, California, Special Tax Revenue Bonds, Refunding Series 2014, 4.000%, 10/01/18 – BAM Insured	No Opt. Call	AA	271,664
21,745	Total California			22,686,968

	Colorado – 2.9%

	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation Bonds, Series 2017A:
1,100	5.000%, 12/01/19	No Opt. Call	Aa2	1,213,366
1,400	5.000%, 12/01/20	No Opt. Call	Aa2	1,582,756

40	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Douglas County School District RE-1 – DCS Montessori School, Refunding & Improvement Series 2012, 2.250%, 7/15/17	No Opt. Call	A	40,107

NUVEEN	3

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$300	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 3.000%, 8/15/17	No Opt. Call	A	$302,124

	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding & Improvement Series 2014:
375	3.000%, 12/01/17	No Opt. Call	A	378,908
250	3.000%, 12/01/18	No Opt. Call	A	254,555

235	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, The Classical Academy Project, Refunding Series 2015A, 4.000%, 12/01/18	No Opt. Call	A	243,493

470	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard School Project, Refunding & Improvement Series 2016, 4.000%, 6/15/20	No Opt. Call	A	494,675

1,685	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016, 5.000%, 10/01/19	No Opt. Call	Baa2	1,806,943

625	Colorado Health Facilities Authority, Colorado, Hospital Revenue Bonds, Boulder Community Hospital Project, Refunding Series 2010A, 4.000%, 10/01/18	No Opt. Call	A	650,450

2,035	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-3, 1.875%, 7/01/39 (Mandatory put 11/06/19)	No Opt. Call	A3	2,037,991

450	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 4.000%, 1/01/19	No Opt. Call	N/R	455,837

	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
300	3.000%, 6/01/18	No Opt. Call	A–	306,315
600	4.000%, 6/01/19	No Opt. Call	A–	630,066

375	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 2.000%, 8/01/18 – AGM Insured	No Opt. Call	AA	379,463

155	Denver City & County Housing Authority, Colorado, Capital Fund Program Revenue Bonds, Three Tower Rehabilitation, Series 2007, 4.550%, 11/01/17 – AGM Insured (Alternative Minimum Tax) (ETM)	No Opt. Call	Aaa	157,447

1,730	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2011A, 5.250%, 11/15/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,847,225

555	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012A, 4.000%, 11/15/17 (Alternative Minimum Tax)	No Opt. Call	A+	567,754

375	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/17	No Opt. Call	A	386,610

1,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,068,480

375	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/17 – NPFG Insured	No Opt. Call	AA–	371,468

	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015:
225	5.000%, 12/01/17	No Opt. Call	N/R	228,659
100	5.000%, 12/01/19	No Opt. Call	N/R	103,593

800	Jefferson County School District R-1, Colorado, Certificates of Participation, Jefferson County School Finance Corporation, Series 2016, 3.000%, 12/15/19	No Opt. Call	Aa3	831,048

1,060	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 4.000%, 12/01/19	No Opt. Call	N/R	1,118,332

4	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Colorado (continued)

$510	Sand Creek Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013B, 3.000%, 12/01/17	No Opt. Call	A	$518,323

1,530	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/20 – AGM Insured	No Opt. Call	AA	1,721,388
18,655	Total Colorado			19,697,376

	Connecticut – 0.3%

1,795	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 1.375%, 7/01/35 (Mandatory put 7/11/18)	No Opt. Call	AAA	1,800,349

	District of Columbia – 0.2%

1,600	District of Columbia, Revenue Bonds, Medlantic/Helix Issue, Series 1998B, 5.000%, 8/15/17 – AGM Insured	No Opt. Call	AA	1,634,352

	Florida – 3.1%

600	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 4.000%, 11/15/17	No Opt. Call	BBB	609,876

425	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Refunding Series 2014, 5.000%, 4/01/18	No Opt. Call	A	442,081

1,240	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1, 1.750%, 5/01/17	No Opt. Call	BBB	1,238,165

770	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2014B, 4.000%, 4/01/17	No Opt. Call	A–	774,012

1,195	Lee County, Florida, Transportation Facilities Revenue Bonds, Refunding Series 2014, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA	1,269,174

1,035	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.000%, 7/01/22	No Opt. Call	N/R	1,123,751

1,000	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A, 5.000%, 2/01/17	No Opt. Call	AA	1,000,000

3,340	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2013A, 5.000%, 7/01/17	No Opt. Call	A	3,396,212

1,300	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 5/01/18	No Opt. Call	A1	1,361,204

1,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 3.000%, 12/01/17	No Opt. Call	BBB+	1,014,590

3,505	Saint Johns County School Board, Florida, Certificates of Participation, Master Lease Program, Refunding Series 2015, 5.000%, 7/01/18	No Opt. Call	Aa3	3,692,518

1,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/21	No Opt. Call	AA	1,131,960

265	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 4.000%, 7/01/17	No Opt. Call	A–	268,161

1,720	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014B, 4.000%, 7/01/18	No Opt. Call	A–	1,781,266

1,450	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/18	No Opt. Call	Baa1	1,531,693
19,845	Total Florida			20,634,663

NUVEEN	5

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Georgia – 1.3%

$1,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/21	No Opt. Call	A2	$1,672,890

2,460	Bartow County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company Plant Bowen Project, Series 1997, 2.375%, 9/01/29 (Mandatory put 8/10/17)	No Opt. Call	A+	2,476,088

525	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company – Vogtle Plant Project, Fifth Series 1995, 1.375%, 10/01/32 (Mandatory put 4/04/17)	No Opt. Call	A+	525,336

	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
529	5.500%, 7/15/23	7/21 at 100.00	N/R	527,106
1,035	5.500%, 7/15/30	7/21 at 100.00	N/R	1,028,366
1,136	5.500%, 1/15/36	7/21 at 100.00	N/R	1,127,240

1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Gulf Power Company – Scherer Project, First Series 2010, 1.700%, 6/01/49 (Mandatory put 6/21/17)	No Opt. Call	A2	1,002,160

225	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 4.000%, 10/01/18	No Opt. Call	Baa2	232,540
8,410	Total Georgia			8,591,726

	Hawaii – 1.0%

3,000	Hawaii State, General Obligation Bonds, Series 2016FE, 5.000%, 10/01/21	No Opt. Call	AA+	3,454,620

3,000	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2009A, 5.000%, 4/01/34 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa1 (4)	3,246,750
6,000	Total Hawaii			6,701,370

	Idaho – 0.5%

	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
800	4.000%, 9/01/19	No Opt. Call	BB+	819,824
1,565	4.000%, 9/01/20	No Opt. Call	BB+	1,610,244
630	5.000%, 9/01/21	No Opt. Call	BB+	676,998
2,995	Total Idaho			3,107,066

	Illinois – 5.7%

1,390	Arlington Heights, Illinois, General Obligation Bonds, Series 2014, 3.000%, 12/01/18 (ETM)	No Opt. Call	Aa1 (4)	1,437,399

530	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	463,172

6,100	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2015, 5.000%, 6/01/18	No Opt. Call	A	6,360,714

	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015B:
1,840	5.000%, 1/01/19	No Opt. Call	A	1,965,543
445	5.000%, 1/01/20	No Opt. Call	A	487,943

160	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 4.500%, 12/01/20	No Opt. Call	N/R	160,008

2,145	Illinois Finance Authority, National Rural Utilities Cooperative Finance Corporation Guaranteed Solid Waste Disposal Revenue Bonds, Prairie Power, Inc. Project, Series 2008A, 1.300%, 7/01/42 (Mandatory put 5/08/17)	No Opt. Call	A	2,144,786

6	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Illinois (continued)

	Illinois Finance Authority, Revenue Bonds, Benedictine University Project, Series 2013A:
$1,000	4.000%, 10/01/17	No Opt. Call	BBB	$1,015,160
500	5.000%, 10/01/19	No Opt. Call	BBB	535,645

340	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/19	No Opt. Call	BBB	364,599

225	Illinois Finance Authority, Revenue Bonds, DePaul University, Refunding Series 2013, 5.000%, 10/01/17	No Opt. Call	A	230,976

315	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Series 2009, 6.250%, 2/01/19	No Opt. Call	Baa3	324,582

1,095	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/20	No Opt. Call	A	1,219,775

1,195	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.000%, 7/01/18	No Opt. Call	A–	1,253,567

1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 5.000%, 11/15/19	No Opt. Call	A+	1,091,500

5,330	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/21	No Opt. Call	BBB	5,614,675

3,000	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/21	No Opt. Call	BBB	3,159,900

2,000	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/17	No Opt. Call	BBB	2,017,540

2,280	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/17	No Opt. Call	BBB	2,318,578

2,845	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013B, 5.000%, 12/01/17	No Opt. Call	AA–	2,939,312

	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014:
475	3.000%, 3/01/17 – AGM Insured	No Opt. Call	AA	475,698
505	3.000%, 3/01/18 – AGM Insured	No Opt. Call	AA	511,580
535	3.000%, 3/01/19 – AGM Insured	No Opt. Call	AA	545,058

1,705	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2014A, 4.000%, 6/01/18	No Opt. Call	AA	1,767,403
36,955	Total Illinois			38,405,113

	Indiana – 3.1%

1,045	Greater Clark County School Building Corporation, Jeffersonville, Indiana, First Mortgage Bonds, Refunding Series 2014B, 5.000%, 7/15/18	No Opt. Call	AA+	1,101,054

1,165	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.000%, 3/01/18 (ETM)	No Opt. Call	N/R (4)	1,215,468

920	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding Series 2014A, 4.000%, 12/01/18	No Opt. Call	AA	967,527

435	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/18	No Opt. Call	AA	462,074

1,045	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2005A-5, 2.000%, 11/01/27 (Mandatory put 8/01/17)	No Opt. Call	AA+	1,049,462

3,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2001A-2, 4.000%, 11/15/36 (Mandatory put 3/01/19) (WI/DD, Settling 2/01/17)	No Opt. Call	AA+	3,158,130

5,335	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2014, 5.000%, 7/15/18	No Opt. Call	AA+	5,639,522

NUVEEN	7

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Indiana (continued)

$600	Plainfield Community High School Building Corporation, Hendricks County, Indiana, Ad Valorem Property Tax First Mortgage Bonds, Refunding Series 2014, 4.000%, 1/15/18	No Opt. Call	AA+	$617,160

6,000	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company Project, Series 2009A, 1.750%, 6/01/25 (Mandatory put 6/01/18)	No Opt. Call	A–	6,023,880

285	Vanderburgh County, Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 3.000%, 2/01/17	No Opt. Call	A	285,000
19,830	Total Indiana			20,519,277

	Iowa – 1.1%

2,520	Iowa Finance Authority, Healthcare Revenue Bonds, Gensisi Health System, Refunding Series 2010, 5.000%, 7/01/20	No Opt. Call	A1	2,804,634

145	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.000%, 12/01/19	No Opt. Call	B	145,754

125	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/27	6/19 at 105.00	B	126,693

1,135	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Drake University Project, Refunding Series 2016, 3.000%, 4/01/19	No Opt. Call	A–	1,172,387

1,130	Johnston Community School District, Iowa, School Infrastructure Sales, Services and Use Tax Revenue Bonds, Series 2014, 5.000%, 7/01/19 – AGM Insured	No Opt. Call	AA	1,224,355

1,090	West Des Moines Community School District, Polk and Dallas Counties, Iowa, School Infrastructure Sales, Services, and Use Tax Bonds, Series 2014, 2.000%, 7/01/18 – BAM Insured	No Opt. Call	AA	1,103,135

700	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016, 3.000%, 12/01/19	No Opt. Call	BBB+	719,271
6,845	Total Iowa			7,296,229

	Kansas – 0.1%

500	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A, 4.000%, 9/01/18	No Opt. Call	A+	521,990

	Kentucky – 3.0%

2,950	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A, 5.000%, 8/15/17	No Opt. Call	A+	3,008,971

2,345	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A, 5.000%, 7/01/17	No Opt. Call	Baa3	2,377,830

10,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2016C, 5.000%, 5/15/20	No Opt. Call	AA	11,149,800

1,155	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/18	No Opt. Call	A3	1,222,406

1,365	Louisville-Jefferson County Metro Government, Kentucky, Mortgage Revenue Bonds, University of Louisville Papa John’s Cardinal Stadium Project, Refunding & Improvement, Series 2008A, 5.000%, 3/01/18 (ETM)	No Opt. Call	AA– (4)	1,424,337

910	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (Mandatory put 5/01/18) (Alternative Minimum Tax)	No Opt. Call	A1	909,399
18,725	Total Kentucky			20,092,743

8	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Louisiana – 2.2%

$700	De Soto Parrish, Louisiana, Pollution Control Revenue Bonds, Southwestern Electric Power Company Project, Refunding Series 2010, 1.600%, 1/01/19	No Opt. Call	A–	$698,236

1,940	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Bonds, Refunding Series 2014, 5.000%, 7/15/18	No Opt. Call	AA+	2,044,062

500	Evangeline Parish Road & Drainage Sales Tax District 1, Louisiana, Sales and Use Tax Revenue Bonds, Series 2013, 3.000%, 12/01/17 – AGM Insured	No Opt. Call	AA	508,125

	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015:
1,295	5.000%, 6/01/18	No Opt. Call	A1	1,357,782
1,800	5.000%, 6/01/19	No Opt. Call	A1	1,941,300
505	5.000%, 6/01/20	No Opt. Call	A1	556,985

1,575	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/17 (ETM)	No Opt. Call	Aaa	1,618,706

	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
360	3.000%, 5/15/18	No Opt. Call	A–	367,355
595	4.000%, 5/15/19	No Opt. Call	A–	625,869

	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
2,275	5.000%, 7/01/19	No Opt. Call	AA–	2,455,931
2,250	5.000%, 7/01/20	No Opt. Call	AA–	2,478,870
13,795	Total Louisiana			14,653,221

	Maine – 0.1%

535	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 3.000%, 7/01/17	No Opt. Call	BBB+	539,344

	Maryland – 0.3%

	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
850	5.000%, 7/01/18	No Opt. Call	BBB	894,736
915	5.000%, 7/01/19	No Opt. Call	BBB	990,259
1,765	Total Maryland			1,884,995

	Massachusetts – 0.9%

715	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 5.000%, 7/01/21	No Opt. Call	BBB+	791,820

1,550	Massachusetts Educational Financing Authority, Educaton Loan Revenue Bonds, Series 2016J, 4.000%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	AA	1,629,298

	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014:
1,500	4.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	AA	1,530,675
1,255	3.000%, 1/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,277,515

1,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 2005-11, 5.250%, 8/01/18	No Opt. Call	AAA	1,063,780
6,020	Total Massachusetts			6,293,088

	Michigan – 2.9%

	Brighton Area School District, Livingston County, Michigan, General Obligation Bonds, School Building & Site Series 2013II:
250	2.000%, 5/01/17	No Opt. Call	Aa1	250,735
750	5.000%, 5/01/18	No Opt. Call	Aa1	786,585

NUVEEN	9

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Michigan (continued)

$1,000	Livonia Public Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2014, 4.000%, 5/01/17 – BAM Insured	No Opt. Call	AA	$1,007,340

1,210	Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health Credit Group, Refunding Series 2015A, 4.000%, 8/01/18	No Opt. Call	A1	1,257,964

2,115	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/18	No Opt. Call	AA–	2,260,935

1,790	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010, 2.000%, 11/15/47 (Mandatory put 5/30/18)	No Opt. Call	AA+	1,806,038

1,025	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-3, 1.400%, 11/15/47 (Mandatory put 6/29/18)	No Opt. Call	AA+	1,026,005

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2008A-1, 6.000%, 12/01/17	No Opt. Call	AA–	1,041,510

1,515	Michigan State Trunk Line Fund Refunding Bonds, Series 2014, 5.000%, 11/15/18	No Opt. Call	AA+	1,621,535

3,500	Michigan State, Grant Anticipation Bonds, Refunding Federal Highway Series 2016, 5.000%, 3/15/21	No Opt. Call	AA	3,951,290

	Saginaw Valley State University, Michigan, General Revenue Bonds, Refunding Series 2016A:
1,325	5.000%, 7/01/19	No Opt. Call	A1	1,433,001
1,000	5.000%, 7/01/20	No Opt. Call	A1	1,106,620

1,000	Saint Joseph Public Schools, Berrien County, Michigan, General Obligation Bonds, Refunding Series 2015, 5.000%, 5/01/18	No Opt. Call	AA–	1,048,780

690	Western Michigan University, General Revenue Bonds, Refunding Series 2013, 5.000%, 11/15/17	No Opt. Call	A1	711,542
18,170	Total Michigan			19,309,880

	Minnesota – 10.8%

	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
100	1.700%, 8/01/17	No Opt. Call	BB+	99,462
150	3.000%, 8/01/18	No Opt. Call	BB+	149,957
240	3.000%, 8/01/22	No Opt. Call	BB+	229,555

	Brainerd, Minnesota, Electric Utility Revenue Bonds, Series 2014A:
360	3.000%, 12/01/17	No Opt. Call	AA	365,332
365	3.000%, 12/01/18	No Opt. Call	AA	375,494
380	3.000%, 12/01/20 – AGM Insured	No Opt. Call	AA	397,001

670	Central Minnesota Municipal Power Agency, Revenue Bonds, Brookings – Southeast Twin Cities Transmission Project, Series 2012, 5.000%, 1/01/18	No Opt. Call	A2	692,512

	Chippewa County, Minnesota, Gross Revenue Hospital Bonds, Montevideo Hospital Project, Refunding Series 2016:
635	3.000%, 3/01/19	No Opt. Call	N/R	640,302
745	3.000%, 3/01/20	No Opt. Call	N/R	751,891

135	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc., Refunding Series 2015, 2.000%, 1/01/18	No Opt. Call	N/R	135,035

805	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A, 2.500%, 8/01/21	No Opt. Call	N/R	778,838

440	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/21	No Opt. Call	BB+	443,784

10	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

$1,200	Duluth Independent School District 709, Minnesota, Certificates of Participation, Refunding Series 2016A, 3.000%, 2/01/20	No Opt. Call	Aa2	$1,247,460

1,670	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 3.000%, 11/01/21	No Opt. Call	BB	1,638,470

2,090	Hopkins Independent School District 270, Hennepin County, Minnesota, General Obligation Bonds, Crossover Refunding Series 2015C, 5.000%, 2/01/20	No Opt. Call	Aa2	2,313,964

	Maple Grove, Minnesota, Health Care Facilities Revenue Refunding Bonds, North Memorial Health Care, Series 2015:
370	4.000%, 9/01/17	No Opt. Call	Baa1	376,431
300	4.000%, 9/01/18	No Opt. Call	Baa1	311,910

2,985	Minneapolis Special School District 1, Hennepin County, Minnesota, Certificates of Participation, Refunding Series 2013D, 5.000%, 2/01/18	No Opt. Call	AA+	3,104,669

2,055	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, Long-Term Facilities Maintenance Series 2016B, 5.000%, 2/01/20	No Opt. Call	AA+	2,277,125

2,250	Minneapolis Special School District 1, Hennepin County, Minnesota, General Obligation Bonds, School Building Series 2016A, 5.000%, 2/01/20	No Opt. Call	AA+	2,493,203

1,145	Minneapolis, Minnesota, Muli-Family Housing Revenue Bonds, Plymouth Stevens House Limited Partnership Project, Series 2016B, 2.000%, 12/01/17	4/17 at 100.00	N/R	1,143,672

2,500	Minneapolis, Minnesota, Revenue Bonds, National Marrow Donor Program Project, Series 2010, 5.000%, 8/01/17 (ETM)	No Opt. Call	N/R (4)	2,552,150

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Grant Park Project, Refunding Series 2015:
220	1.950%, 3/01/17	No Opt. Call	N/R	219,857
280	2.350%, 3/01/18	No Opt. Call	N/R	278,964

	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St. Anthony Falls Project, Refunding Series 2015:
490	2.000%, 3/01/17	No Opt. Call	N/R	489,584
460	2.400%, 3/01/18	No Opt. Call	N/R	457,120
605	3.000%, 3/01/20	No Opt. Call	N/R	597,522

600	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014B, 5.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	620,046

	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
350	4.000%, 1/01/20	No Opt. Call	AA–	374,357
200	4.000%, 1/01/21	No Opt. Call	AA–	217,278

	Minnesota Higher Education Facilities Authority, Revenue Bonds, Augsburg College, Series 2014-8-C:
215	1.550%, 5/01/17	No Opt. Call	Baa3	214,912
300	2.000%, 5/01/18	No Opt. Call	Baa3	299,628

1,065	Minnesota Higher Education Facilities Authority, Revenue Bonds, Bethel University, Refunding Series 2007-6-R, 5.500%, 5/01/17	No Opt. Call	N/R	1,071,092

475	Minnesota Higher Education Facilities Authority, Revenue Bonds, College of St. Benedict, Series 2016-8K, 3.000%, 3/01/20	No Opt. Call	Baa1	485,032

2,055	Minnesota Higher Education Facilities Authority, Revenue Bonds, Gustavus Adolfus College, Series 2010-7B, 5.000%, 10/01/18	No Opt. Call	A3	2,178,690

1,140	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of Saint Thomas, Series 2009-7A, 4.000%, 10/01/17	No Opt. Call	A2	1,162,960

NUVEEN	11

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Minnesota (continued)

	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2014C:
$230	1.050%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA+	$230,046
710	1.400%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	AA+	710,497

2,210	Minnesota Public Facilities Authority, State Clean Water Revolving Fund Revenue Bonds, Series 2010C, 5.000%, 3/01/21 (Pre-refunded 3/01/20)	3/20 at 100.00	AAA	2,454,448

3,635	Minnesota State, General Obligation Bonds, Various Purpose Refunding Series 2013F, 5.000%, 10/01/18	No Opt. Call	AAA	3,874,038

2,210	Minnesota State, General Obligation Bonds, Various Purpose Series 2013A, 5.000%, 8/01/21	No Opt. Call	AAA	2,539,798

	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016:
1,910	5.000%, 12/01/18	No Opt. Call	Baa1	2,013,942
2,020	5.000%, 12/01/19	No Opt. Call	Baa1	2,174,267

3,410	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series 2008A, 5.000%, 1/01/18 – AGC Insured	No Opt. Call	AA	3,532,521

220	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 3.000%, 12/01/17	No Opt. Call	BBB–	220,625

	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2011:
8,945	4.500%, 11/15/38 (Mandatory put 11/15/21)	No Opt. Call	AA	10,000,242
990	4.000%, 11/15/38 (Mandatory put 11/15/18)	No Opt. Call	AA	1,037,916

1,295	Saint Cloud Independent School District 742, Stearns County, Minnesota, General Obligation Bonds, Refunding Series 2015C, 5.000%, 2/01/20	No Opt. Call	Aa2	1,435,792

295	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.000%, 4/01/21	No Opt. Call	B–	275,613

2,590	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,869,176

155	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 2.750%, 12/01/20	No Opt. Call	BBB–	153,399

1,555	Sauk Rapids Independent School District 047, Benton County, Minnesota, General Obligation Bonds, Refunding School Building Series 2015A, 5.000%, 2/01/20	No Opt. Call	AA+	1,722,598

120	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 3.625%, 10/01/21	No Opt. Call	N/R	117,690

450	Shakopee, Minnesota, Health Care Facilities Revenue Bonds, Saint Francis Regional Medical Center, Refunding Series 2014, 5.000%, 9/01/17	No Opt. Call	A	460,589

2,130	Spring Lake Independent School District 16, Anoka County, Minnesota, General Obligation Bonds, Refunding School Building Series 2014A, 5.000%, 2/01/18	No Opt. Call	Aa2	2,217,138

	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
1,365	5.000%, 11/15/18	No Opt. Call	BBB–	1,445,494
1,330	5.000%, 11/15/19	No Opt. Call	BBB–	1,442,571
67,820	Total Minnesota			72,113,659

	Mississippi – 0.3%

800	Mississippi Business Finance Corporation, Solid Waste Disposal Revenue Bonds, Waste Management, Inc. Project, Series 2002, 1.450%, 3/01/27 (Mandatory put 3/01/18) (Alternative Minimum Tax)	No Opt. Call	A–	800,216

12	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Mississippi (continued)

$1,000	Mississippi Development Bank, Special Obligation Bonds, Municipal Energy Agency of Mississippi, Power Supply Project, Refunding Series 2015A, 5.000%, 3/01/19 – AGM Insured	No Opt. Call	AA	$1,066,490
1,800	Total Mississippi			1,866,706

	Missouri – 4.4%

1,740	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/18	No Opt. Call	AA+	1,852,178

1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2012, 4.000%, 8/01/17	No Opt. Call	A	1,014,390

	Cape Girardeau County Reorganized School District R2, Missouri, Certificates of Participation, Refunding Series 2014:
200	3.000%, 4/01/17 – BAM Insured	No Opt. Call	AA	200,656
300	3.000%, 4/01/18 – BAM Insured	No Opt. Call	AA	305,481

1,250	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2015, 3.250%, 5/15/28	5/23 at 100.00	A–	1,233,175

180	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/35 (Pre-refunded 11/01/17)	11/17 at 100.00	AA+ (4)	185,629

650	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 2.375%, 3/01/21	No Opt. Call	N/R	626,386

1,000	Jackson County, Missouri, Special Obligation Bonds, Rirr Right of Way Project, Series 2016, 5.000%, 12/01/20	No Opt. Call	A1	1,122,860

1,245	Jackson County, Missouri, Special Obligation Bonds, Truman Sports Complex Project, Refunding Series 2014, 5.000%, 12/01/19	No Opt. Call	A1	1,366,002

110	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F, 5.500%, 5/15/17	No Opt. Call	BBB–	110,751

	Kansas City Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Plaza Library Project, Refunding Series 2014:
250	3.000%, 3/01/17	No Opt. Call	N/R	250,428
1,000	3.000%, 3/01/18	No Opt. Call	N/R	1,010,590

1,250	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.000%, 9/01/17	No Opt. Call	A+	1,279,188

1,300	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2016A, 5.000%, 10/01/20	No Opt. Call	AA–	1,446,926

4,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 1992, 1.250%, 7/01/17	No Opt. Call	A	4,005,640

995	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.000%, 5/01/17	No Opt. Call	BBB+	1,003,617

555	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Freeman Health System, Series 2012, 5.000%, 2/15/17	No Opt. Call	A–	555,866

285	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 4.000%, 2/01/18	No Opt. Call	BBB+	292,333

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 4.000%, 2/01/20	No Opt. Call	N/R	1,056,400

1,435	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 4.000%, 4/01/17	No Opt. Call	A2	1,442,476

NUVEEN	13

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri (continued)

	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015:
$780	2.500%, 5/01/18	No Opt. Call	N/R	$783,838
775	2.750%, 5/01/19	No Opt. Call	N/R	781,456
500	3.000%, 5/01/20	No Opt. Call	N/R	505,615
300	3.250%, 5/01/21	No Opt. Call	N/R	303,258

310	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 3.000%, 5/01/17	No Opt. Call	N/R	309,978

1,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016B, 5.000%, 12/01/21	No Opt. Call	AA	1,139,660

640	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016, 4.000%, 11/15/20	No Opt. Call	N/R	653,862

295	Saint Louis Industrial Development Authority, Missouri, Tax Increment Bonds, Southtown Redevelopment Project, Refunding Series 2015, 3.000%, 11/01/22	No Opt. Call	N/R	289,265

530	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, City Parks, Series 2014, 4.000%, 6/15/18 – AGM Insured	No Opt. Call	AA	549,085

435	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	A–	442,008

1,135	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	AA–	1,203,009

195	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A, 5.100%, 11/01/19	4/17 at 100.00	N/R	195,150

530	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012, 5.000%, 9/01/17	No Opt. Call	A–	540,902

1,525	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 2.850%, 9/01/18	3/17 at 100.00	A–	1,526,571
28,695	Total Missouri			29,584,629

	Montana – 0.3%

1,740	Montana Facilities Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Camposite Deal Series 2010B, 5.000%, 1/01/19	No Opt. Call	AA–	1,863,523

	Nebraska – 1.5%

690	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	A	774,187

6,380	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2014, 5.000%, 8/01/39 (Mandatory put 12/01/19)	12/19 at 100.00	Aa3	6,917,898

1,000	Nebraska State Colleges Facilities Corporation, Building Bonds, CSC Rangeland Center and WCS U.S. Conn Library Projects, Series 2014, 5.000%, 6/15/18	No Opt. Call	AA+	1,053,190

1,235	University of Nebraska Facilities Corporation, UNMC Cancer Center Bonds, Series 2014A, 4.000%, 2/15/18	No Opt. Call	Aa1	1,274,792
9,305	Total Nebraska			10,020,067

	Nevada – 2.3%

5,240	Clark County, Nevada, Airport Revenue Bonds, Junior Lien Series 2014B, 5.000%, 7/01/18	No Opt. Call	A+	5,521,860

14	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Nevada (continued)

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
$1,185	3.000%, 9/01/18	No Opt. Call	N/R	$1,192,051
1,890	4.000%, 9/01/20	No Opt. Call	N/R	1,959,892
1,065	2.000%, 9/01/21	No Opt. Call	N/R	1,013,592

	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-4C Green Valley Properties, Refunding Series 2014:
1,490	4.000%, 11/01/17	No Opt. Call	N/R	1,514,511
1,045	4.000%, 11/01/18	No Opt. Call	N/R	1,079,422

1,080	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 3.500%, 12/01/19	No Opt. Call	N/R	1,088,014

1,790	Nevada State, General Obligation Bonds, Capital Improvement & Refunding Series 2015E, 5.000%, 2/01/21	No Opt. Call	AA+	2,027,121
14,785	Total Nevada			15,396,463

	New Hampshire – 0.2%

1,030	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc., Refunding Series 2014A, 4.000%, 1/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,051,064

	New Jersey – 4.1%

	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
1,000	5.000%, 2/15/17	No Opt. Call	BBB+	1,001,530
1,000	5.000%, 2/15/18	No Opt. Call	BBB+	1,036,050

	Lacey Township School District, Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2016:
1,330	5.000%, 4/01/21 – BAM Insured	No Opt. Call	AA	1,487,605

	Lacey Township School District, Ocean County, New Jersey, General Obligation Bonds, Refunding Series 2016:
1,585	4.000%, 4/01/19 – BAM Insured	No Opt. Call	AA	1,666,707
1,665	4.000%, 4/01/20 – BAM Insured	No Opt. Call	AA	1,775,906

1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A, 5.000%, 7/01/17	No Opt. Call	Baa2	1,115,543

2,585	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corporation, Refunding Series 2016, 5.000%, 7/01/19	No Opt. Call	AA–	2,804,699

2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/19	No Opt. Call	Baa2	2,157,560

2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2014-1A-1, 4.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	AA	2,035,320

	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Series 2014A:
1,575	5.000%, 9/15/17	No Opt. Call	A	1,609,351
2,000	5.000%, 9/15/18	No Opt. Call	A	2,093,320

4,365	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/20	No Opt. Call	A+	4,699,228

3,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/18	No Opt. Call	A3	3,239,500

NUVEEN	15

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New Jersey (continued)

	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A:
$935	4.500%, 6/01/23	6/17 at 100.00	Baa2	$952,541
110	4.625%, 6/01/26	6/17 at 100.00	Ba3	110,387
26,350	Total New Jersey			27,785,247

	New Mexico – 0.8%

5,130	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding Sub-Series 2014A, 5.000%, 11/01/39 (Mandatory put 8/01/19)	8/19 at 100.00	Aa3	5,543,324

	New York – 7.7%

1,135	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.000%, 7/01/18	No Opt. Call	BBB+	1,191,943

380	Build New York City Resource Corporation, New York, Revenue Bonds, Bronx Charter School for Excellence, Series 2013A, 3.000%, 4/01/18	No Opt. Call	BBB–	380,988

5,000	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Series 2013D, 1.350%, 11/01/31 (Mandatory put 11/01/17)	No Opt. Call	AA–	5,006,050

1,375	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2015, 5.000%, 7/01/18	No Opt. Call	A–	1,446,170

1,435	Dormitory Authority of the State of New York, School Districts Financing Program Revenue Bonds, Series 2014A, 5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA	1,528,749

4,015	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2014A, 5.000%, 2/15/19	No Opt. Call	AAA	4,329,013

575	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014, 3.000%, 7/01/17	No Opt. Call	BBB+	579,405

2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/18	No Opt. Call	AAA	2,136,700

2,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series J, 5.000%, 8/01/18	No Opt. Call	AA	2,118,900

1,765	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, New York State Electric and Gas Corporation, Series 1994B, 2.000%, 2/01/29 (Mandatory put 5/01/20)	No Opt. Call	A–	1,752,504

1,960	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2013A, 5.000%, 5/01/19	No Opt. Call	A–	2,118,760

5,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/19 (Alternative Minimum Tax)	No Opt. Call	BB–	5,194,550

620	Niagara Falls, New York, General Obligation Bonds, Series 2014, 2.000%, 3/01/18 – AGM Insured	No Opt. Call	AA	624,005

6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/18 (Alternative Minimum Tax)	No Opt. Call	AA–	6,378,480

5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Ninety-Seventh Series 2016, 5.000%, 11/15/19 (Alternative Minimum Tax)	No Opt. Call	AA–	5,472,200

3,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	3,613,400

230	Schenectady County Capital Resource Corporation, New York, FHA insured Mortgage Revenue Bonds, Ellis Hospital Project, Refunding Series 2012, 1.750%, 2/15/18 (Pre-refunded 2/15/17) – AGM Insured	2/17 at 100.00	AA+ (4)	230,092

16	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	New York (continued)

$635	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/18	No Opt. Call	BBB+	$666,858

1,880	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Series 2015, 4.000%, 8/01/19	No Opt. Call	A3	1,993,627

	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
3,055	4.000%, 6/01/19	No Opt. Call	A	3,212,852
1,225	5.000%, 6/01/20	No Opt. Call	A	1,343,948
48,785	Total New York			51,319,194

	North Carolina – 0.8%

	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
2,195	4.000%, 10/01/19	No Opt. Call	A3	2,331,924
2,250	4.000%, 10/01/20	No Opt. Call	A3	2,422,733

700	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 4.000%, 10/01/19	No Opt. Call	N/R	718,872
5,145	Total North Carolina			5,473,529

	North Dakota – 0.5%

3,000	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 5.250%, 11/01/18	No Opt. Call	A+	3,207,150

	Ohio – 0.7%

1,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.000%, 11/15/19	No Opt. Call	A–	1,077,000

375	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2014, 4.000%, 2/01/17	No Opt. Call	A	375,000

685	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (Mandatory put 12/03/18)	No Opt. Call	CCC+	297,427

350	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 2014, 2.250%, 9/01/33 (Mandatory put 9/01/18)	No Opt. Call	A3	353,812

1,000	Ohio State Higher Educational Facility Commission, Higher Education Facility Revenue Bonds, Xavier University 2008C, 5.000%, 5/01/18 (ETM)	No Opt. Call	A3 (4)	1,050,150

1,230	University of Toledo, Ohio, General Receipts Bonds, Refunding Series 2010, 5.000%, 6/01/18	No Opt. Call	A1	1,290,086
4,640	Total Ohio			4,443,475

	Oklahoma – 1.9%

1,000	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012, 4.000%, 9/01/18	No Opt. Call	A+	1,040,710

2,765	Canadian County Independent School District 69, Mustang, Oklahoma, General Obligation Bond, Combined Purpose Series 2014, 2.000%, 6/01/18	No Opt. Call	AA–	2,799,369

1,005	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/20	No Opt. Call	A+	1,112,173

1,070	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Refunding Series 2015A, 5.000%, 8/15/18	No Opt. Call	AA–	1,134,949

NUVEEN	17

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Oklahoma (continued)

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Refunding Series 2015B:
$550	4.000%, 6/01/17 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	$555,346
860	4.000%, 6/01/18 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	886,798
1,000	5.000%, 6/01/20 – BAM Insured	No Opt. Call	AA	1,094,880

	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A:
525	4.000%, 6/01/17 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	530,103
1,200	4.000%, 6/01/18 – BAM Insured (Alternative Minimum Tax)	No Opt. Call	AA	1,237,392

2,000	Tulsa County Independent School District 11 Owasso, Oklahoma, General Obligation Bonds, Combined Purpose Series 2014, 2.000%, 6/01/18	No Opt. Call	AA–	2,022,500
11,975	Total Oklahoma			12,414,220

	Oregon – 0.7%

2,295	Multnomah County School District 1J, Portland, Oregon, General Obligation Bonds, Series 2013B, 5.000%, 6/15/20	No Opt. Call	Aa1	2,569,161

1,930	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2011-21, 5.000%, 7/01/17 (Alternative Minimum Tax)	No Opt. Call	AA–	1,962,656
4,225	Total Oregon			4,531,817

	Pennsylvania – 3.6%

1,115	Corry Area School District, Erie County, Pennsylvania, General Obligation Bonds, Refunding Series 2014, 3.000%, 12/15/18	No Opt. Call	AA	1,151,806

500	East Hempfield Township Industrial Development Authority, Pennsylvania, Revenue Bonds, Willow Valley Communities Project, Refunding Series 2016, 4.000%, 12/01/18	No Opt. Call	N/R	522,990

	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc – Student Housing Project at Millersville University, Series 2014:
300	2.000%, 7/01/17	No Opt. Call	BBB–	299,958
500	2.250%, 7/01/18	No Opt. Call	BBB–	500,345

350	Economy Municipal Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2013, 3.000%, 12/15/17	No Opt. Call	AA	355,597

	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
185	4.000%, 6/01/17	No Opt. Call	Ba1	184,602
250	4.000%, 6/01/18	No Opt. Call	Ba1	251,640

1,000	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village Project, Series 2013, 5.000%, 5/01/18	No Opt. Call	BBB	1,030,250

1,000	Manheim Township School District, Lancaster County, Pennsylvania, General Obligation Bonds, Libor Index Rate Mode, Series 2014A, 0.933%, 5/01/25 (Mandatory put 5/01/18)	11/17 at 100.00	Aa2	990,750

640	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Lock Haven University Foundation Student Housing Project, Refunding Series 2013A, 3.000%, 7/01/17	No Opt. Call	BBB–	640,877

825	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2013A, 5.000%, 7/15/17	No Opt. Call	A–	839,471

400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2014, 4.000%, 7/15/17	No Opt. Call	A–	404,248

5,045	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016, 5.000%, 6/01/21	No Opt. Call	A3	5,664,122

18	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Pennsylvania (continued)

$1,350	Philadelphia Authority for Industrial Development, Pennsylvania, Lease Revenue Bonds, Refunding Series 2014B, 4.000%, 10/01/17	No Opt. Call	A+	$1,376,231

	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
620	4.000%, 12/01/18	No Opt. Call	A+	649,369
1,515	5.000%, 12/01/19	No Opt. Call	A+	1,653,926

1,275	PIttsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2014B, 4.000%, 9/01/18 – BAM Insured	No Opt. Call	AA	1,330,463

2,760	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Refunding Bonds, Series 2002A, 5.500%, 9/01/18 – AGM Insured	No Opt. Call	AA	2,936,971

635	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012A, 5.000%, 9/01/19	No Opt. Call	AA–	692,048

430	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Refunding Series 2014A, 5.000%, 6/01/18	No Opt. Call	Aa3	451,805

	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Harrisburg Area Community College Project, Series 2014B2:
1,105	3.000%, 10/01/17	No Opt. Call	AA	1,118,150
1,255	4.000%, 10/01/18	No Opt. Call	AA	1,306,003
23,055	Total Pennsylvania			24,351,622

	Rhode Island – 0.9%

1,535	Rhode Island Commerce Corporation, Grant Anticipation Bonds, Rhode Island Department of Transportation, Refunding Series 2016A, 5.000%, 6/15/20	No Opt. Call	AA–	1,696,866

1,020	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Board of Education Auxiliary Enterprise, Refunding Series 2013D, 5.000%, 9/15/17	No Opt. Call	A1	1,044,388

555	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Board of Education Educational & General, Refunding Series 2013B, 3.000%, 9/15/17	No Opt. Call	Aa3	561,444

	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, University of Rhode Island Auxiliary Enterprise, Refunding Series 2016B:
675	5.000%, 9/15/19	No Opt. Call	A+	734,211
375	5.000%, 9/15/20	No Opt. Call	A+	417,206

1,525	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/20	No Opt. Call	BBB+	1,656,577
5,685	Total Rhode Island			6,110,692

	South Dakota – 0.6%

1,515	Sioux Falls School District 49-5, Minnehaha and Lincoln Counties, South Dakota, General Obligation Bonds, Refunding Certificate Series 2012, 4.000%, 1/01/18	No Opt. Call	AA–	1,557,768

	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Refunding Series 2016:
300	2.650%, 11/01/20	No Opt. Call	N/R	295,158
200	3.000%, 11/01/21	No Opt. Call	N/R	194,924

525	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 3.000%, 11/01/18	No Opt. Call	A+	540,871

485	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/19	No Opt. Call	A+	530,915

NUVEEN	19

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	South Dakota (continued)

$1,050	South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds, Series 2013A, 1.600%, 5/01/18	No Opt. Call	Aa3	$1,054,410
4,075	Total South Dakota			4,174,046

	Tennessee – 0.6%

1,000	Knox County Health, Educational and Housing Facility Board, Tennesse, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A, 5.000%, 1/01/21	No Opt. Call	A	1,106,880

1,290	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Refunding Series 2009B, 5.500%, 11/01/20	11/19 at 100.00	AA–	1,422,457

1,500	Metropolitan Government of Nashville-Davidson County, Tennessee, Exempt Facilities Revenue Bonds, Waste Management Inc., Series 2001, 1.500%, 8/01/31 (Mandatory put 8/01/17) (Alternative Minimum Tax)	4/17 at 102.00	A–	1,499,580
3,790	Total Tennessee			4,028,917

	Texas – 7.8%

5,720	Brazosport Independent School District, Brazoria County, Texas, General Obligation Bonds, School Building Series 2015, 5.000%, 2/15/20	No Opt. Call	Aaa	6,340,963

1,000	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014, 4.000%, 9/01/18	No Opt. Call	AA	1,041,250

1,525	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014D, 5.000%, 11/01/18 (Alternative Minimum Tax)	No Opt. Call	A+	1,619,077

3,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2010A, 5.000%, 6/01/19	No Opt. Call	A+	3,242,940

800	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/17	No Opt. Call	Baa3	809,064

	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C:
590	4.000%, 11/15/17	No Opt. Call	A3	602,703
2,415	4.000%, 11/15/18	No Opt. Call	A3	2,517,203

1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/20	No Opt. Call	A2	1,117,550

2,260	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 5.000%, 2/15/21	No Opt. Call	AAA	2,559,834

5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2014C, 4.000%, 5/15/21	No Opt. Call	AA	5,483,550

410	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/18	No Opt. Call	A2	433,846

500	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/18	No Opt. Call	AA–	527,865

	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017:
1,000	5.000%, 11/01/19 (Alternative Minimum Tax)	No Opt. Call	A1	1,088,160
1,500	5.000%, 11/01/20 (Alternative Minimum Tax)	No Opt. Call	A1	1,666,125

4,480	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2011A, 5.000%, 5/15/20	No Opt. Call	A1	4,971,053

20	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Texas (continued)

$1,000	Lubbock, Texas, General Obligation Bonds, Tax & Waterworks System Surplus Revenue Certificates of Obligation, Series 2015, 5.000%, 2/15/21	No Opt. Call	AA+	$1,126,820

375	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 3.000%, 12/01/18	No Opt. Call	Ba2	374,599

	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016:
345	2.000%, 11/15/19	No Opt. Call	N/R	334,198
615	4.000%, 11/15/21	No Opt. Call	N/R	624,182

New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A:

125	4.000%, 4/01/18 – AGM Insured	No Opt. Call	AA	128,474
325	4.000%, 4/01/19 – AGM Insured	No Opt. Call	AA	339,274

1,500	North Harris County Regional Water Authority, Texas, Water Revenue Bonds, Refunding Senior Lien Series 2016, 5.000%, 12/15/20	No Opt. Call	AA–	1,686,930

1,425	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009A, 4.375%, 9/01/18 – AGC Insured	No Opt. Call	AA	1,491,505

2,605	Texas State Transportation Commission, Highway Fund Revenue Bonds, First Tier Series 2014A, 5.000%, 4/01/19	No Opt. Call	AAA	2,822,491

	Texas State University System, Financing Revenue Bonds, Refunding Series 2017A:
3,000	5.000%, 3/15/19	No Opt. Call	Aa2	3,238,650
2,000	5.000%, 3/15/20	No Opt. Call	Aa2	2,219,020

2,500	Texas State, General Obligation Bonds, Public Finance Authority, Refunding Series 2014A, 5.000%, 10/01/20	No Opt. Call	AAA	2,819,550

1,000	Travis County, Texas, General Obligation Bonds, Refunding Limited Tax Series 2016A, 5.000%, 3/01/21	No Opt. Call	AAA	1,134,880
48,015	Total Texas			52,361,756

	Utah – 0.6%

2,870	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Subordinate Lien Refunding Series 2014, 5.000%, 7/01/18	No Opt. Call	AA–	3,024,377

	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds, Refunding Series 2016:
660	2.000%, 2/01/19 – AGM Insured	No Opt. Call	AA	666,171
575	3.000%, 2/01/20 – AGM Insured	No Opt. Call	AA	596,770
4,105	Total Utah			4,287,318

	Vermont – 0.4%

2,915	Vermont Student Assistance Corporation, Education Student Loan Revenue Notes Series 2012A, 2.550%, 6/15/18 (Alternative Minimum Tax)	No Opt. Call	A	2,930,420

	Virginia – 0.6%

2,620	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, MediCorp Health System, Series 2007, 5.000%, 6/15/17	No Opt. Call	Baa1	2,650,340

425	Peninsula Ports Authority of Virginia, Coal Terminal Revenue Bonds, Dominion Terminal Associates Project-DETC Issue, Refunding Series 2003, 1.550%, 10/01/33 (Mandatory put 10/01/19)	No Opt. Call	BBB+	421,188

NUVEEN	21

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Virginia (continued)

$1,160	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.875%, 11/01/40 (Mandatory put 6/01/20)	No Opt. Call	A2	$1,152,240
4,205	Total Virginia			4,223,768

	Washington – 2.3%

4,185	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/18	No Opt. Call	Aa1	4,422,893

	Port Everett, Washington, Revenue Bonds, Refunding Series 2016:
200	3.000%, 12/01/19	No Opt. Call	A1	207,356
200	4.000%, 12/01/20	No Opt. Call	A1	215,644
225	4.000%, 12/01/21	No Opt. Call	A1	244,706

860	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A, 3.000%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	A–	870,776

1,500	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/19 (Alternative Minimum Tax)	No Opt. Call	AA–	1,616,835

	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Regional Health, Improvement & Refunding Series 2013A:
1,425	4.000%, 12/01/17	No Opt. Call	Baa2	1,450,265
610	5.000%, 12/01/18	No Opt. Call	Baa2	641,366

1,775	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 4.000%, 12/01/21	No Opt. Call	Baa2	1,880,755

470	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/18	No Opt. Call	A+	500,146

1,400	Washington State Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2005D, 1.250%, 11/01/17	No Opt. Call	A–	1,401,792

500	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.000%, 7/01/19	No Opt. Call	Baa1	548,810

500	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 5.000%, 1/01/18 (ETM)	No Opt. Call	A (4)	516,890

1,045	Washington State, General Obligation Motor Vehicle Fuel Tax Bonds, Refunding Series R-2012D, 5.000%, 7/01/18	No Opt. Call	AA+	1,104,408
14,895	Total Washington			15,622,642

	West Virginia – 0.1%

1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company – Amos Project, Series 2011A, 1.700%, 1/01/41 (Mandatory put 9/01/20) (Alternative Minimum Tax)	No Opt. Call	A–	973,170

	Wisconsin – 1.4%

2,855	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-3, 2.000%, 7/01/29 (Mandatory put 6/01/21) (Alternative Minimum Tax)	No Opt. Call	A–	2,819,056

655	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2009B-1, 1.250%, 8/15/25 (Mandatory put 8/15/17)	8/17 at 100.00	A+	655,334

530	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital, Series 2015, 3.000%, 12/01/18	No Opt. Call	A+	546,080

22	NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Wisconsin (continued)

$610	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.000%, 4/01/17	No Opt. Call	A–	$614,032

820	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Hospital Sisters Services, Inc., Refunding Series 2014A, 5.000%, 11/15/18	No Opt. Call	AA–	875,350

200	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project. Series 2014, 2.750%, 10/01/17	No Opt. Call	N/R	200,072

	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
385	4.000%, 5/01/17	No Opt. Call	BBB+	387,749
375	4.000%, 5/01/18	No Opt. Call	BBB+	386,213
300	4.000%, 5/01/19	No Opt. Call	BBB+	313,311

450	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/18	No Opt. Call	AA–	480,443

	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2015A:
1,000	1.850%, 3/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,003,749
1,260	1.950%, 9/01/19 (Alternative Minimum Tax)	No Opt. Call	AA	1,267,055
9,440	Total Wisconsin			9,548,444
$604,300	Total Municipal Bonds (cost $636,254,649)			636,337,165

Shares	Description (1), (6)			Value

	INVESTMENT COMPANIES – 1.9%

6,525,000	Eaton Vance Michigan Municipal Bond Fund Institutional Munifund Term Perferred Shares iMTPs			$6,525,914

875,000	Eaton Vance Municipal Bond Fund II Institutional Munifund Term Perferred Shares iMTPs			875,123

5,000,000	Eaton Vance New York Municipal Bond Fund Institutional Munifund Term Perferred Shares iMTPs			5,000,600
	Total Investment Companies (cost $12,400,000)			12,401,637
	Total Long-Term Investments (cost $648,654,649)			648,738,802

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	SHORT-TERM INVESTMENTS – 2.2%

	MUNICIPAL BONDS – 2.2%

	National – 0.1%

$469	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2014, 1.410%, 11/15/17	No Opt. Call	A+	$468,518

	Colorado – 0.3%

1,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Variable Rate Demand Obligation, Series 2008-C2, 1.783%, 10/01/39 (Mandatory Put 11/12/20) (5)	5/20 at 100.00	A3	1,734,250

	Minnesota – 0.5%

3,700	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Variable Rate Demand Obligation, Series 2007S, 0.760%, 7/01/38 (5)	4/17 at 100.00	AA+	3,700,000

NUVEEN	23

Nuveen Short Term Municipal Bond Fund (continued)

Portfolio of Investments	January 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Missouri – 0.2%

$1,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Variable Rate Demand Obligation, Series 2008, 2.875%, 5/01/38 (Mandatory Put 7/02/18) (Alternative Minimum Tax) (5)	No Opt. Call	BBB+	$1,014,350

	New York – 0.5%

1,625	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Variable Rate Demand Obligation, Series 2013A, 1.300%, 11/01/31 (Mandatory put 11/01/18) (5)	No Opt. Call	AA–	1,621,328

1,770	Chautauqua County Capital Resource Corporation, New York, Multi-Mode Revenue Bonds, Jamestown Center City Development Corporation Project, Guaranteed by the Gebbie Foundation, Variable Rate Demand Obligation, Series 2013B, 1.500%, 11/01/31 (Mandatory put 4/30/20) (5)	No Opt. Call	AA–	1,754,070

3,395	Total New York			3,375,398

	Ohio – 0.6%

4,000	Ohio Water Development Authority, Ohio, Solid Waste Revenue Refunding Bonds, Waste Management, Inc. Project, Variable Rate Demand Obligation, Series 2002, 1.700%, 11/01/22 (Mandatory put 11/01/18) (Alternative Minimum Tax) (5)	No Opt. Call	A–	4,013,000
$14,314	Total Short-Term Investments (cost $14,339,868)			14,305,516
	Total Investments (cost $662,994,517) – 99.1%			663,044,318
	Other Assets Less Liabilities – 0.9%			6,301,474
	Net Assets – 100%			$669,345,792

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$636,337,165	$—	$636,337,165
Investment Companies	12,401,637	—	—	12,401,637
Short-Term Investments:
Municipal Bonds	—	14,305,516	—	14,305,516
Total	$12,401,637	$650,642,681	$—	$663,044,318

24	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2017, the cost of investments was $662,994,517.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2017, were as follows:

Gross unrealized:
Appreciation	$2,822,471
Depreciation	(2,772,670)
Net unrealized appreciation (depreciation) of investments	$49,801

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(6)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(ETM)	Escrowed to maturity.

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

NUVEEN	25

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 31, 2017